DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
DELINQUENT PARTICIPANT CONTRIBUTIONS	DELINQUENT PARTICIPANT CONTRIBUTIONSIn 2025, the Company failed to remit $627,223 of participants' contributions and loan repayments to the Plan in a timely manner. The Company has not corrected as of December 31, 2025 but will plan to correct these participants' contributions and loan repayments.